Expenses by Nature - Summary of Depreciation and Amortization (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Depreciation And Amortization [Line Items]
Total depreciation and amortisation	€ 19,587	€ 19,733	€ 20,724
Total depreciation and amortisation expense	6,620	6,526	8,639
Cost of sales [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	6,309	6,272	6,535
Amortisation of intangible assets	1	1	2
Government grants	(1,342)	(1,388)	(1,503)
Total depreciation and amortisation	5,278	5,138	7,136
Cost of sales [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	310	253	2,102
Selling expenses [member]
Disclosure Of Depreciation And Amortization [Line Items]
Total depreciation and amortisation expense	11,529	12,450	12,369
Selling expenses [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	9,352	10,121	9,919
Selling expenses [member] | Property, plant and equipment [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	2,177	2,329	2,450
Administrative expenses [member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortisation of intangible assets	2,151	1,568	1,039
Government grants	(66)	(67)	(145)
Total depreciation and amortisation expense	2,780	2,145	1,219
Administrative expenses [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	297	271
Administrative expenses [member] | Property, plant and equipment [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	€ 398	€ 373	€ 325